Note 24	12 Months Ended
Dec. 31, 2021
Provisions [abstract]
Disclosure of provisions [text block]	Provisions
The breakdown of the balance under this heading in the accompanying consolidated balance sheets, based on type of provisions, is as follows:

Provisions. Breakdown by concepts (Millions of Euros)
	Notes	2021	2020	2019
Provisions for pensions and similar obligations	25	3,576	4,272	4,631
Other long term employee benefits (*)	25	632	49	61
Provisions for taxes and other legal contingencies		623	612	677
Provisions for contingent risks and commitments		691	728	711
Other provisions (**)		366	479	457
Total		5,889	6,141	6,538
(*) The variation is mainly explained by the collective layoff procedure that is being carried out at Banco Bilbao Vizcaya Argentaria, S.A.
(**) Individually insignificant provisions or contingencies, for various concepts in different geographies.
The change in provisions for pensions and similar obligations for the years ended December 31, 2021, 2020 and 2019 is as follows:

Provisions for pensions, other post-employment obligations for defined benefit plans, and other long term employee benefits. Changes over the year (Millions of Euros)
	Notes	2021	2020	2019
Balance at the beginning		4,272	4,631	4,787
Charges to income for the year		141	298	327
Interest expense and similar charges		37	44	63
Personnel expense	44.1	49	49	49
Provision expense		56	205	215
Charges to equity (*)	25	(206)	191	329
Transfers and other changes (**)		(21)	(71)	(29)
Benefit payments	25	(608)	(654)	(718)
Employer contributions	25	(4)	(124)	(65)
Balance at the end		3,576	4,272	4,631
(*) Correspond to actuarial losses (gains) arising from certain post-employment defined-benefit commitments for pensions recognized in “Equity” (see Note 2.2.11).
(**) In 2020, it includes the amount of the USA Sale (see Notes 1.3, 3 and 21).

Provisions for taxes, legal contingencies and other provisions. Changes over the year (Millions of Euros)
	2021	2020	2019
Balance at beginning	1,091	1,134	1,286
Additions (*)	1,175	555	396
Acquisition of subsidiaries	—	—	—
Unused amounts reversed during the year	(227)	(215)	(96)
Amount used and other variations (*)	(1,050)	(383)	(453)
Balance at the end	990	1,091	1,134
(*)In 2021, it includes the initial recognition of the estimated cost of the collective layoff procedure that is being carried out at Banco Bilbao Vizcaya Argentaria, S.A., and the subsequent reclassification from "Other provisions" to "Other long term employee benefits" for the remaining amount at the time of the reclassification.
Collective layoff procedure
On June 8, 2021, BBVA reached an agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain on April 13, 2021, which would affect 2,935 employees. The agreement also included the closing of 480 offices (most of which had closed as of December 31, 2021). The cost of the process amounts to €994 million before taxes, of which €754 million correspond to the collective layoff and €240 million to the closing of offices (see Notes 17, 21, 46, 49 and 50). As of December 31, 2021, 2,888 employees had already signed out of BBVA S.A. (some of them effectively departed on January 1, 2022). It is expected that during January and February, additional departures will take place until the agreement is completed, which could be extended until March 31, 2022,
Ongoing legal proceedings and litigation
The financial sector faces an environment of increased regulatory pressure and litigation. In this environment, the various Group entities are often sued on lawsuits and are therefore involved in individual or collective legal proceedings and litigation arising from their activity and operations, including proceedings arising from their lending activity, from their labor relations and from other commercial, regulatory or tax issues, as well as in arbitration.
On the basis of the information available, the Group considers that, as of December 31, 2021, the provisions made in relation to judicial proceedings and arbitration, where so required, are adequate and reasonably cover the liabilities that might arise, if any, from such proceedings. Furthermore, on the basis of the information available and with the exceptions indicated in Note 7.1 "Risk factors", BBVA considers that the liabilities that may arise from such proceedings will not have, on a case-by-case basis, a significant adverse effect on the Group's business, financial situation or results of operations.